Expense Example - VanEck China Semiconductor ETF - VanEck China Semiconductor ETF Class	Jun. 22, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208